PREPAIDS EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Prepaid Expenses And Other Current Assets [Line Items]
Prepaid expenses and other current assets	$ 241,630	$ 157,487
Prepaid Expenses and Other Current Assets
Schedule Of Prepaid Expenses And Other Current Assets [Line Items]
Deferred taxes	78,744	86,929
Prepaid expenses	33,852	36,129
Available-for-sale Securities, Current	57,698	0
Deposits Assets, Current	16,031	15,868
Other current assets	$ 55,305	$ 18,561